UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: February 28, 2015

Date of reporting period:  May 31, 2014

Item 1. Schedule of Investments.

Aurora Horizons Fund
Consolidated Schedule of Investments
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 63.15%

Aerospace & Defense - 3.31%
B/E Aerospace, Inc. (b)	7,188	$695,439
Boeing Co. (e)(g)	6,065	820,291
Exelis, Inc.	27,799	474,807
L-3 Communications Holdings, Inc. (e)	6,000	727,020
Lockheed Martin Corp. (e)	1,400	229,110
Raytheon Co. (e)	1,600	156,112
Safran SA (a)	9,843	667,994
Triumph Group, Inc.	25,445	1,763,339
Zodiac Aerospace (a)	26,142	929,379
		6,463,491

Air Freight & Logistics - 0.40%
Expeditors International of Washington, Inc. (g)	10,645	484,454
United Parcel Service, Inc. (g)	2,840	295,019
		779,473

Airlines - 0.70%
Alaska Air Group, Inc.	100	9,846
American Airlines Group, Inc. (b)	30,672	1,231,788
Copa Holdings SA (a)	100	14,293
Delta Air Lines, Inc.	400	15,964
Southwest Airlines Co.	3,100	81,995
United Continental Holdings, Inc. (b)	300	13,311
		1,367,197

Auto Components - 1.68%
American Axle & Manufacturing Holdings, Inc. (b)	41,699	773,099
Delphi Automotive PLC (a)	600	41,436
Faurecia (a)	11,153	458,684
Goodyear Tire & Rubber Co.	41,864	1,103,954
Koito Manufacturing Co. Ltd. (a)	33,900	804,542
Lear Corp. (e)	800	70,440
TRW Automotive Holdings Corp. (b)	300	25,461
		3,277,616

Automobiles - 0.15%
Ford Motor Co.	2,100	34,524
General Motors Co. (g)	7,285	251,915
		286,439

Banks - 2.52%
Bank Of America Corp. (e)	77,365	1,171,306
Comerica, Inc. (e)	7,600	364,572
Danske Bank A/S (a)	24,605	691,605
JPMorgan Chase & Co. (e)	14,785	821,603
M&T Bank Corp.	6,200	752,494
Regions Financial Corp.	29,200	297,548
Wells Fargo & Co. (g)	16,290	827,206
		4,926,334

Beverages - 0.94%
Anheuser Busch InBev NV - ADR (a)	10,309	1,133,165
Coca-Cola Co. (g)	11,045	451,851
Molson Coors Brewing Co.	3,700	243,201
		1,828,217

Building Products - 0.13%
Masco Corp.	12,016	255,941

Capital Markets - 0.89%
Bank of New York Mellon Corp. (g)	21,825	754,272
GAM Holding AG (a)	53,191	980,069
		1,734,341

Chemicals - 3.90%
Air Products & Chemicals, Inc.	16,441	1,972,427
Air Water, Inc. (a)	72,416	1,118,251
Akzo Nobel NV (a)	10,390	778,694
Cytec Industries, Inc.	8,166	811,292
Dow Chemical Co.	1,200	62,544
Koninklijke DSM NV (a)	12,965	934,921
Kuraray Co. Ltd. (a)	55,400	664,473
LyondellBasell Industries NV (a)	500	49,785
Monsanto Co. (e)	5,200	633,620
Taminco Corp. (b)	27,799	592,397
		7,618,404

Commercial Services & Supplies - 1.63%
Secom Co. Ltd. (a)	15,300	931,226
Serco Group PLC (a)	130,709	814,151
Tyco International Ltd. (a)	32,761	1,429,690
		3,175,067

Communications Equipment - 0.03%
Cisco Systems, Inc.	2,600	64,012

Construction & Engineering - 0.33%
Quanta Services, Inc. (b)(e)	19,200	651,840

Construction Materials - 0.14%
Holcim Ltd. (a)	3,128	274,377

Consumer Finance - 0.46%
American Express Co. (g)	5,520	505,080
Capital One Financial Corp.	700	55,223
Discover Financial Services	5,700	337,041
		897,344

Containers & Packaging - 1.31%
Owens-Illinois, Inc. (b)(e)	76,817	2,552,629

Diversified Consumer Services - 0.26%
Bridgepoint Education, Inc. (b)	33,670	437,373
Weight Watchers International, Inc. (g)	3,195	66,552
		503,925

Diversified Financial Services - 2.96%
ASX Ltd. (a)	27,463	919,591
Berkshire Hathaway, Inc. (b)(e)(g)	10,915	1,400,831
Far East Horizon Ltd. (a)	1,366,267	928,708
ING Groep NV (a)(b)	58,950	825,681
Leucadia National Corp. (e)	50,755	1,301,865
Rescap Liquidating Trust	21,571	378,571
Voya Financial, Inc.	800	28,640
		5,783,887

Diversified Telecommunication Services - 0.50%
Verizon Communications, Inc. (e)	19,626	980,515

Electric Utilities - 0.89%
Endesa SA (a)	25,092	957,210
Exelon Corp.	21,200	780,796
		1,738,006

Electrical Equipment - 0.50%
General Cable Corp.	38,152	972,876

Electronic Equipment, Instruments & Components - 0.34%
Arrow Electronics, Inc. (b)	700	40,390
Corning, Inc. (g)	29,645	631,438
		671,828

Energy Equipment & Services - 5.25%
Baker Hughes, Inc. (e)	33,502	2,362,561
Cameron International Corp. (b)(e)	26,240	1,678,048
Ensco PLC (a)	11,780	620,335
Halliburton Co. (e)	10,700	691,648
John Wood Group PLC (a)	43,760	577,266
Nabors Industries Ltd. (a)	1,250	32,788
National Oilwell Varco, Inc.	6,790	555,897
Ocean Rig UDW, Inc. (a)	16,309	296,661
Oil States International, Inc. (b)(e)	19,585	2,106,954
Subsea 7 SA (a)	30,785	615,401
Technip SA (a)	6,672	716,504
		10,254,063

Food & Staples Retailing - 2.19%
CVS Caremark Corp. (e)(g)	11,590	907,729
Kroger Co. (e)	3,800	181,412
Walgreen Co. (g)	32,857	2,362,747
Wal-Mart Stores, Inc. (e)(g)	10,645	817,216
		4,269,104

Food Products - 2.10%
Archer-Daniels-Midland Co. (e)	3,700	166,278
Aryzta AG (a)	10,365	966,474
Ingredion, Inc.	500	38,075
Kellogg Co. (e)	11,000	758,780

Kerry Group PLC (a)	11,661	887,780
Mondelez International, Inc.	7,475	281,210
Nutreco NV (a)	22,763	1,003,497
		4,102,094

Health Care Equipment & Supplies - 0.60%
Abbott Laboratories (g)	5,660	226,456
BioMerieux (a)	8,276	935,914
		1,162,370

Health Care Providers & Services - 1.63%
Aetna, Inc. (e)	2,200	170,610
Cardinal Health, Inc. (e)	1,100	77,693
Fresenius SE & KGaA (a)	6,008	896,380
HCA Holdings, Inc. (b)	500	26,495
Sonic Healthcare Ltd. (a)	55,389	912,909
UDG Healthcare PLC (a)	167,017	963,038
WellPoint, Inc.	1,200	130,032
		3,177,157

Hotels, Restaurants & Leisure - 1.45%
Chipotle Mexican Grill, Inc. (b)(g)	100	54,709
Compass Group PLC (a)	57,831	964,997
Hotel Shilla Co. Ltd. (a)	11,283	1,023,013
Las Vegas Sands Corp.	300	22,956
Norwegian Cruise Line Holdings Ltd. (a)(b)	1,200	40,500
Royal Caribbean Cruises Ltd. (a)	5,000	276,450
Starwood Hotels & Resorts Worldwide, Inc. (e)	5,700	455,145
		2,837,770

Household Durables - 1.64%
Harman International Industries, Inc. (e)	23,655	2,484,485
Mohawk Industries, Inc. (b)(e)	5,200	705,432
Whirlpool Corp.	100	14,355
		3,204,272

Independent Power and Renewable Electricity Producers - 0.81%
Calpine Corp. (b)(e)	32,300	753,236
NRG Energy, Inc. (e)	23,000	819,720
		1,572,956

Industrial Conglomerates - 1.53%
DCC PLC (a)	17,698	1,041,251
First Pacific Co. Ltd. (a)	892,581	1,009,672
ThyssenKrupp AG (a)(b)	31,129	934,816
		2,985,739

Insurance - 1.22%
Aflac, Inc.	300	18,369
Ambac Financial Group, Inc. (b)	21,388	602,714
American International Group, Inc. (g)	18,320	990,562
Everest Re Group Ltd. (a)	300	48,006
Hartford Financial Services Group, Inc. (e)	12,500	433,125
Lincoln National Corp.	400	19,184
MetLife, Inc.	700	35,651
Principal Financial Group, Inc.	1,300	60,801
Prudential Financial, Inc.	500	41,080
Reinsurance Group of America, Inc. (e)	1,800	140,688
		2,390,180

Internet Software & Services - 0.75%
Google, Inc. - Class C (b)	405	227,197
Google, Inc. - Class A (b)(g)	405	231,518
Open Text Corp. (a)	18,883	881,021
Spark Networks, Inc. (b)	25,255	115,415
		1,455,151

IT Services - 1.61%
Accenture PLC (a)(e)(g)	9,025	735,086
AtoS (a)	7,096	637,449
Computer Sciences Corp.	900	56,601
Itochu Techno-Solutions Corp. (a)	15,800	650,315
Nomura Research Institute Ltd. (a)	29,536	990,820
Western Union Co.	1,900	30,723
Xerox Corp.	2,600	32,110
		3,133,104

Leisure Products - 0.12%
Hasbro, Inc.	4,200	225,540

Machinery - 1.78%
Caterpillar, Inc.	900	92,007
Cummins, Inc.	400	61,172
Harsco Corp.	27,670	746,537
Kurita Water Industries Ltd. (a)	20,400	442,468
Sulzer AG (a)	4,760	722,903
Timken Co.	200	12,844
Trinity Industries, Inc. (e)	3,600	311,508
Volvo AB (a)	56,977	828,431
Wartsila OYJ Abp (a)	4,570	246,569
		3,464,439

Media - 4.09%
CBS Corp. (e)	11,800	703,398
Comcast Corp.	12,114	632,351
DIRECTV (b)(g)	10,510	866,444
DISH Network Corp. (b)(e)	28,271	1,658,377
Liberty Global PLC (a)(b)	9,020	386,056
Liberty Global PLC (a)(b)	3,298	148,476
Liberty Media Corp. (b)	4,101	521,360
Sinclair Broadcast Group, Inc. (g)	25,860	764,939
Sirius XM Holdings, Inc. (b)	86,580	283,982
Time Warner Cable, Inc. (e)	3,300	465,828
Time Warner, Inc.	6,254	436,717
Tribune Co. (b)(e)	8,800	696,960
Walt Disney Co. (g)	4,985	418,790
		7,983,678

Metals & Mining - 0.04%
Alcoa, Inc.	1,300	17,693
Freeport-McMoRan Copper & Gold, Inc.	1,600	54,480
		72,173

Multiline Retail - 1.20%
Dollar General Corp. (b)	5,300	285,034
Family Dollar Stores, Inc.	3,200	187,520
Kohl's Corp. (g)	16,570	902,071
Macy's, Inc.	4,100	245,549
Target Corp. (g)	12,665	718,865
		2,339,039

Oil, Gas & Consumable Fuels - 1.46%
Anadarko Petroleum Corp. (e)	6,600	678,876
Antero Resources Corp. (b)(e)	11,700	719,550
Chesapeake Energy Corp.	900	25,848
ConocoPhillips	1,900	151,886
Devon Energy Corp.	800	59,120
EOG Resources, Inc.	500	52,900
Gulfport Energy Corp. (b)	3,800	233,814
Hollyfrontier Corp.	300	14,775
Marathon Oil Corp.	2,600	95,316
Marathon Petroleum Corp.	100	8,939
Rentech, Inc. (b)	248,000	577,840
Tesoro Corp.	100	5,620
Valero Energy Corp.	3,600	201,780
Whiting Petroleum Corp. (b)	400	28,740
		2,855,004

Paper & Forest Products - 0.01%
International Paper Co.	500	23,815

Personal Products - 0.00%
Herbalife Ltd. (a)	100	6,483

Pharmaceuticals - 1.63%
AbbVie, Inc.	1,300	70,629
Allergan, Inc.	10,517	1,761,177
AstraZeneca PLC - ADR (a)	4,845	349,809
Mylan, Inc. (b)	8,072	402,308
Pfizer, Inc.	20,477	606,734
		3,190,657

Professional Services - 0.91%
Manpowergroup, Inc.	600	49,188
Robert Half International, Inc.	3,180	144,976
Teleperformance (a)	15,762	986,320
Towers Watson & Co.	5,313	597,766
		1,778,250

Real Estate Management & Development - 0.47%
CBRE Group, Inc. (b)	30,495	909,971

Road & Rail - 1.21%
Hertz Global Holdings, Inc. (b)(g)	79,860	2,357,467

Semiconductors & Semiconductor Equipment - 1.01%
Avago Technologies Ltd.	4,189	296,037
Freescale Semiconductor Ltd. (a)(b)	7,100	157,549
Intel Corp. (e)	6,600	180,312

Lam Research Corp. (b)	800	49,632
Maxim Integrated Products, Inc.	1,500	51,375
Micron Technology, Inc. (b)	800	22,872
NXP Semiconductors NV (a)(b)	19,495	1,210,639
		1,968,416

Software - 0.35%
Activision Blizzard, Inc.	2,100	43,638
Adobe Systems, Inc. (b)	7,361	475,079
Microsoft Corp.	600	24,564
ServiceNow, Inc. (b)	2,500	130,775
Vringo, Inc. (b)	4,045	13,308
		687,364

Specialty Retail - 1.33%
Advance Auto Parts, Inc.	2,700	335,259
Bed Bath & Beyond, Inc. (b)(e)(g)	14,545	885,063
Best Buy Co., Inc.	100	2,766
CarMax, Inc. (b)(g)	12,190	540,139
Foot Locker, Inc.	2,500	120,450
Group 1 Automotive, Inc.	7,413	596,747
Ulta Salon Cosmetics & Fragrance, Inc. (b)	1,400	118,860
		2,599,284

Technology Hardware, Storage & Peripherals - 0.74%
Apple, Inc. (e)(g)	2,085	1,319,805
Hewlett-Packard Co.	1,300	43,550
SanDisk Corp.	300	28,989
Seagate Technology PLC (a)	300	16,119
Western Digital Corp.	300	26,355
		1,434,818

Textiles, Apparel & Luxury Goods - 0.42%
Coach, Inc. (g)	10,100	411,171
Nike, Inc.	5,200	399,932
		811,103

Thrifts & Mortgage Finance - 0.40%
Federal Home Loan Mortgage Corp. (b)	13,056	57,969
Federal National Morgage Association (b)	12,636	55,977
Ocwen Financial Corp. (b)	19,180	672,643
		786,589

Trading Companies & Distributors - 0.06%
AerCap Holdings NV (a)(b)	2,300	108,422

Transportation Infrastructure - 0.53%
SATS Ltd. (a)	412,163	1,025,232

Wireless Telecommunication Services - 0.64%
Tim Participacoes SA - ADR (a)	7,024	191,334
T-Mobile US, Inc. (b)	22,976	788,766
Vodafone Group PLC - ADR (a)	7,686	269,087
		1,249,187

TOTAL COMMON STOCKS (Cost $112,349,875)		123,224,650

PREFERRED STOCKS - 0.10%
Consumer Finance - 0.10%
Ally Financial, Inc.	188	190,538
TOTAL PREFERRED STOCKS (Cost $187,923)		190,538

	Principal
	Amount	Value
CORPORATE BONDS - 6.08%

Aerospace & Defense - 0.26%
FGI Operating Co. LLC
7.875%, 05/01/2020	480,000	513,600

Automobiles - 0.09%
General Motors Co.
6.250%, 10/02/2043 (h)	151,000	172,329

Cable & Satellite - 0.08%
Numericable Group SA
6.250%, 05/15/2024 (a)(h)	151,000	158,172

Chemicals - 0.22%
INEOS Group Holdings SA
6.125%, 08/15/2018 (a)(h)	405,000	420,694

Colleges, Universities, and Professional Schools - 0.15%
Board of Trustees of The Leland Stanford Junior University
4.249%, 05/01/2054	65,000	67,621
Massachusetts Institute of Technology
4.678%, 07/01/2114	209,000	224,441
		292,062

Commercial Banks - 0.29%
Washington Mutual Bank
0.000%, 06/16/2010 (f)	725,000	214,781
0.000%, 12/31/2014 (f)	175,000	51,844
0.000%, 06/01/2016 (f)	1,000,000	296,250
		562,875

Communications Equipment - 0.67%
Avaya, Inc.
10.500%, 03/01/2021 (h)	1,428,000	1,299,480

Distributors - 0.24%
HD Supply, Inc.
11.500%, 07/15/2020	386,000	464,165

Electric Power Generation, Transmission and Distribution - 0.67%
Energy Future Intermediate Holding Co. LLC
10.000%, 12/01/2020 (f)	1,222,000	1,299,902

Energy Equipment & Services - 0.18%
Hercules Offshore, Inc.
10.250%, 04/01/2019 (h)	324,000	361,260

Health Care Providers & Services - 0.31%
Gentiva Health Services, Inc.
11.500%, 09/01/2018	561,000	603,075

Healthcare Services - 0.39%
InVentiv Health, Inc.
10.000%, 08/15/2018, Issue Price $95 (h)	152,000	144,020
10.000%, 08/15/2018, Issue Price $100 (h)	648,000	615,600
		759,620

Hotels, Restaurants & Leisure - 0.25%
Caesars Entertainment Operating Co., Inc.
5.750%, 10/01/2017	518,000	372,960
Darden Restaurants, Inc.
3.350%, 11/01/2022	125,000	119,397
		492,357

Media - 0.55%
LBI Media, Inc.
10.000%, 04/15/2019(h)	452,000	484,770
Visant Corp.
10.000%, 10/01/2017	641,000	597,732
		1,082,502

Oil, Gas & Consumable Fuels - 0.50%
Quicksilver Resources, Inc.
9.125%, 08/15/2019	759,000	730,538
11.000%, 07/01/2021 (h)	248,000	257,300
		987,838

Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.17%
Hexion US Finance Corp.
8.875%, 02/01/2018	315,000	329,175

Semiconductors & Semiconductor Equipment - 0.28%
Advanced Micro Devices, Inc.
7.750%, 08/01/2020	366,000	391,620
7.500%, 08/15/2022	149,000	157,567
		549,187

Software - 0.48%
Interface Security Systems Holdings, Inc.
9.250%, 01/15/2018 (h)	910,000	932,750

Wireless Telecommunication Services - 0.30%
Altice Finco SA
8.125%, 01/15/2024 (a)(h)	292,000	318,280
Clearwire Communications LLC
14.750%, 12/01/2016 (h)	199,000	261,685
		579,965
TOTAL CORPORATE BONDS (Cost $11,829,827)		11,861,008

MUNICIPAL BONDS - 1.95%
Alabama - 0.01%
City of Jasper, AL
3.500%, 03/01/2030	15,000	14,785
3.750%, 03/01/2033	10,000	9,840
		24,625

Arizona - 0.33%
La Paz County Industrial Development Authority
7.000%, 03/01/2034	660,000	641,573

California - 0.09%
City of Torrance, CA
4.500%, 06/01/2044	30,000	30,951
Inland Valley Development Agency
5.500%, 03/01/2033	50,000	51,234
Lincoln Unified School District
4.250%, 08/01/2038	60,000	61,139
RNR School Financing Authority
4.250%, 09/01/2044	30,000	30,122
		173,446

Colorado - 0.07%
City of Commerce City, CO
4.250%, 08/01/2040	145,000	145,112

Florida - 0.12%
St. Johns River Power Park
3.125%, 10/01/2026	80,000	78,989
3.500%, 10/01/2031	95,000	93,299
3.625%, 10/01/2032	30,000	29,820
3.625%, 10/01/2033	30,000	29,527
		231,635

Illinois - 0.16%
Chicago Midway International Airport
5.000%, 01/01/2041	60,000	63,170
City of Chicago, IL
5.250%, 01/01/2033	60,000	63,948
5.000%, 01/01/2034	25,000	26,042
State of Illinois
4.375%, 04/01/2035	150,000	150,528
		303,688

Kansas - 0.15%
Kansas Development Finance Authority
3.000%, 04/01/2027	95,000	92,718
Seward County Unified School District No. 480 Liberal
3.375%, 09/01/2029	65,000	64,347
4.250%, 09/01/2039	130,000	132,348
		289,413

Maryland - 0.03%
County of Baltimore, MD
3.000%, 02/01/2027	25,000	25,526
3.000%, 08/01/2027	35,000	35,618
		61,144

Massachusetts - 0.01%
Massachusetts Development Finance Agency
4.500%, 03/01/2037	20,000	20,914

Michigan - 0.07%
City of Holland, MI
5.000%, 07/01/2039	35,000	38,333
Holland School District
3.500%, 05/01/2030	30,000	29,567
3.625%, 05/01/2032	60,000	58,873
3.750%, 05/01/2034	15,000	14,731
		141,504

Mississippi - 0.01%
Mississippi State University Educational Building Corp.
4.000%, 08/01/2041	15,000	15,276

Missouri - 0.04%
Health & Educational Facilities Authority of the State of Missouri
3.625%, 10/01/2026	20,000	20,517
3.750%, 10/01/2027	25,000	25,633
4.000%, 10/01/2028	20,000	20,676
4.100%, 10/01/2030	20,000	20,451
		87,277

New Jersey - 0.04%
Cumberland County Improvement Authority
4.000%, 05/01/2039	15,000	14,929
New Jersey Educational Facilities Authority
3.500%, 09/01/2027	55,000	55,045
		69,974

New Mexico - 0.09%
City of Albuquerque, NM
3.250%, 07/01/2030	35,000	34,226
3.500%, 07/01/2031	20,000	19,898
3.500%, 07/01/2032	15,000	14,762
3.500%, 07/01/2033	105,000	102,143
		171,029

New York - 0.03%
New York State Dormitory Authority
4.000%, 02/15/2031	50,000	51,997

North Carolina - 0.04%
City of Durham, NC
4.000%, 04/01/2032	35,000	37,435

4.000%, 04/01/2033	30,000	31,904
3.250%, 04/01/2034	10,000	9,771
		79,110

Ohio - 0.38%
Buckeye Tobacco Settlement Financing Authority
5.125%, 06/01/2024	155,000	133,956
City of Akron, OH
3.250%, 12/01/2027	30,000	30,021
3.375%, 12/01/2028	60,000	60,146
City of Westlake, OH
4.000%, 12/01/2037	40,000	39,939
4.000%, 12/01/2041	40,000	39,279
4.125%, 12/01/2044	65,000	64,387
County of Cuyahoga, OH
4.000%, 12/01/2036	130,000	127,352
County of Franklin, OH
3.750%, 06/01/2033	80,000	82,124
Lebanon City School District
4.250%, 12/01/2050	110,000	109,393
Ohio Air Quality Development Authority
3.750%, 12/01/2023	50,000	52,940
		739,537

Pennsylvania - 0.09%
State Public School Building Authority
4.250%, 11/15/2043	35,000	35,686
Uniontown Area School District
3.625%, 10/01/2032	135,000	132,428
		168,114

Puerto Rico - 0.04%
Commonwealth of Puerto Rico
8.000%, 07/01/2035	60,000	53,475
Puerto Rico Highways & Transportation Authority
5.550%, 07/01/2018	20,000	15,775
5.850%, 07/01/2025	25,000	18,147
		87,397

South Carolina - 0.03%
County of Charleston, SC
5.250%, 12/01/2038	55,000	63,292

Texas - 0.12%
Klein Independent School District
3.250%, 02/01/2029	15,000	15,124
3.500%, 02/01/2032	35,000	35,400
4.000%, 02/01/2044	105,000	108,137
Prosper Independent School District
3.750%, 02/15/2038	85,000	84,997
		243,658

TOTAL MUNICIPAL BONDS (Cost $3,733,753)		3,809,715

BANK LOANS - 3.27%
Bennu Oil & Gas LLC
8.750%, 04/25/2020	997,774	1,006,090

Centaur Gaming
8.750%, 02/20/2020	525,000	532,437
Deluxe Term Loan
6.500%, 02/25/2020	1,000,000	997,500
Gentiva Health Services, Inc.
6.500%, 10/18/2019	997,500	999,575
Ocean Rig
6.000%, 03/31/2021	492,500	494,733
Toys R Us Property Co.
6.000%, 08/21/2019	1,000,000	962,500
Travelport, LLC
6.250%, 06/26/2019	992,500	1,016,176
Wyle Services Corp.
5.000%, 05/21/2021	374,000	374,935
TOTAL BANK LOANS (Cost $6,341,332)		6,383,946

INVESTMENT COMPANIES - 0.83%
Blackrock MuniAssets Fund, Inc.	1,313	16,925
Nuveen Dividend Advantage Municipal Fund 3	64,331	871,685
Nuveen Dividend Advantage Municipal Income Fund	51,747	724,458
TOTAL INVESTMENT COMPANIES (Cost $1,535,376)		1,613,068

PURCHASED OPTIONS - 1.39%
Call Options - 0.82%
Air Products & Chemicals, Inc.
Expiration: June 2014, Exercise Price $130.00	133	1,330
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $75.00	59	316,977
Chicago Board Options Exchange Volatility Index
Expiration: June 2014, Exercise Price $25.00 (d)	38	114
Expiration: June 2014, Exercise Price $28.00	182	455
Expiration: July 2014, Exercise Price $19.00 (d)	30	1,650
Expiration: July 2014, Exercise Price $20.00 (d)	55	2,475
Expiration: September 2014, Exercise Price $40.00 (d)	100	1,500
Chesapeake Energy Corp.
Expiration: July 2014, Exercise Price $35.00	93	605
Dow Chemical Co.
Expiration: June 2014, Exercise Price $55.00	24	240
Expiration: September 2014, Exercise Price $55.00	15	1,650
General Motors Co.
Expiration: June 2014, Exercise Price $35.00	280	11,760
Expiration: January 2015, Exercise Price $20.00	191	276,950
Mylan, Inc.
Expiration: July 2014, Exercise Price $50.00	31	7,626
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $193.00 (d)	10	6,549
Expiration: January 2015, Exercise Price $183.00	669	902,481
Expiration: January 2015, Exercise Price $186.00	63	70,182
Sysco Co.
Expiration: August 2014, Exercise Price $39.00	50	1,250
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $60.00	2	8,750
		1,612,544

Put Options - 0.57%
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $540.00	5	23,450
Consumer Discretionary Select Sector SPDR Fund

Expiration: September 2014, Exercise Price $57.00 (d)	30	1,125
Expiration: September 2014, Exercise Price $62.00 (d)	3	321
Consumer Staples Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $38.00 (d)	50	575
Expiration: September 2014, Exercise Price $41.00 (d)	7	182
CurrencyShares Australian Dollar Trust
Expiration: June 2014, Exercise Price $89.00 (d)	150	375
Expiration: September 2014, Exercise Price $88.00 (d)	13	455
Energy Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $78.00 (d)	14	378
Expiration: September 2014, Exercise Price $85.00 (d)	5	343
Financial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $18.00 (d)	100	700
Expiration: September 2014, Exercise Price $21.00 (d)	12	432
Health Care Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $51.00 (d)	40	980
Expiration: September 2014, Exercise Price $56.00 (d)	3	249
Industrial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $46.00 (d)	40	940
Expiration: September 2014, Exercise Price $48.00 (d)	5	193
iShares 20+ Year Treasury Bond ETF
Expiration: September 2014, Exercise Price $96.00 (d)	20	170
Expiration: September 2014, Exercise Price $105.00 (d)	5	235
iShares China Large-Cap ETF
Expiration: August 2014, Exercise Price $32.50 (d)	30	660
Expiration: January 2015, Exercise Price $35.00 (d)	5	915
iShares MSCI Brazil Capped ETF
Expiration: July 2014, Exercise Price $42.00 (d)	50	2,300
iShares MSCI Emerging Markets ETF
Expiration: September 2014, Exercise Price $35.00 (d)	20	500
Expiration: September 2014, Exercise Price $39.50 (d)	10	800
iShares MSCI Germany ETF
Expiration: January 2015, Exercise Price $25.00 (d)	50	1,500
Expiration: January 2015, Exercise Price $29.00 (d)	10	850
iShares MSCI Hong Kong ETF
Expiration: September 2014, Exercise Price $17.00 (d)	50	250
Expiration: September 2014, Exercise Price $19.00 (d)	50	875
iShares MSCI South Korea Capped ETF
Expiration: January 2015, Exercise Price $54.00 (d)	20	1,690
Expiration: January 2015, Exercise Price $59.00 (d)	7	1,271
iShares Russell 2000 ETF
Expiration: June 2014, Exercise Price $97.00 (d)	333	999
Expiration: June 2014, Exercise Price $106.00	280	8,120
Expiration: September 2014, Exercise Price $95.00 (d)	40	3,740
Expiration: September 2014, Exercise Price $103.00 (d)	10	2,140
Expiration: September 2014, Exercise Price $115.00 (d)	3	1,905
iShares US Real Estate ETF
Expiration: June 2014, Exercise Price $63.00 (d)	180	990
Japanese Yen Future Option
Expiration: September 2014, Exercise Price $92.00 (d)	1	44
Materials Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $40.00 (d)	40	560
Expiration: September 2014, Exercise Price $45.00 (d)	5	260
Sinclair Broadcast Group, Inc.
Expiration: August 2014, Exercise Price $25.00	388	27,160
SPDR Barclays High Yield Bond ETF
Expiration: January 2015, Exercise Price $36.00 (d)	30	825
Expiration: January 2015, Exercise Price $40.00 (d)	10	1,225

SPDR S&P 500 ETF Trust
Expiration: June 2014, Exercise Price $150.00 (d)	200	200
Expiration: June 2014, Exercise Price $156.00 (d)	500	1,500
Expiration: July 2014, Exercise Price $137.00 (d)	250	500
Expiration: July 2014, Exercise Price $147.00 (d)	250	750
Expiration: July 2014, Exercise Price $176.00 (d)	250	9,749
Expiration: December 2014, Exercise Price $163.00 (d)	10	1,870
Expiration: January 2015, Exercise Price $90.00	867	1,734
Expiration: January 2015, Exercise Price $130.00	845	32,110
Expiration: January 2015, Exercise Price $165.00	669	159,222
Expiration: January 2015, Exercise Price $183.00	1,229	727,568
Expiration: January 2015, Exercise Price $186.00	63	43,313
Technology Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $30.00 (d)	40	280
Expiration: September 2014, Exercise Price $36.00 (d)	5	290
Utilities Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $35.00 (d)	40	260
Expiration: September 2014, Exercise Price $39.00 (d)	5	165
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $45.25	42	34,230
WisdomTree Japan Hedged Equity Fund
Expiration: January 2015, Exercise Price $44.38 (d)	20	3,280
		1,107,703
TOTAL PURCHASED OPTIONS (Cost $3,715,130)		2,720,247

	Principal
	Amount	Value
SHORT-TERM INVESTMENTS - 24.75%
Money Market Funds - 24.75%
Fidelity Institutional Money Market Portfolio - Class I, 0.048% (c)(d)(e)	16,404,424	16,404,424
First American Prime Obligations Fund - Class Z, 0.016% (c)(d)(e)	16,137,757	16,137,757
STIT - Liquid Assets Portfolio - Institutional Class, 0.057% (c)(d)(e)	15,756,091	15,756,091
TOTAL SHORT-TERM INVESTMENTS (Cost $48,298,272)		48,298,272

Total Investments (Cost $187,991,488) - 101.52%		198,101,444
Assets in Excess of Other Liabilities - (1.52)%		(2,970,860)
TOTAL NET ASSETS - 100.00%		$195,130,584

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipts
(a)	Foreign issued security.
(b)	Non-income producing security.
(c)	Variable rate security. The rate shown is as of May 31, 2014.
(d)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.
(e)
All or a portion of this security is pledged as collateral for securities sold short and derivative insturments including written options, swaps, forwards, and futures with an aggregate fair value of $34,057,866

(f)	Represents a security in default.
(g)	All or a portion of this security may be subject to call options written.
(h)	Securities issued pursuant to Rule 144A under the Securities Act of 1933. Such securities are deemed to be liquid and the aggregate value, $5,426,340, represents 2.78% of net assets.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Aurora Horizons Fund
Consolidated Schedule of Securities Sold Short
May 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS
Aerospace & Defense
B/E Aerospace, Inc.	(500)	$(48,375)
KEYW Holding Corp.	(12,192)	(129,235)
Rockwell Collins, Inc.	(3,700)	(292,448)
		(470,058)

Air Freight & Logistics
CH Robinson Worldwide, Inc.	(6,200)	(371,132)
FedEx Corp.	(2,400)	(345,984)
XPO Logistics, Inc.	(4,000)	(100,520)
		(817,636)

Automobiles
Tesla Motors, Inc.	(100)	(20,777)

Banks
First Republic Bank	(7,000)	(356,020)
US Bancorp	(2,900)	(122,351)
Wells Fargo & Co.	(11,500)	(583,970)
		(1,062,341)

Biotechnology
BioCryst Pharmaceuticals, Inc.	(15,000)	(149,400)
Cepheid, Inc.	(3,050)	(137,402)
Enzymotec Ltd. (a)	(5,200)	(76,180)
Exact Sciences Corp.	(11,600)	(156,368)
NewLink Genetics Corp.	(5,000)	(102,550)
OPKO Health, Inc.	(14,900)	(128,438)
Raptor Pharmaceutical Corp.	(14,100)	(115,338)
		(865,676)

Building Products
LIXIL Group Corp. (a)	(16,900)	(437,441)
Masco Corp.	(5,150)	(109,695)
Trex Co., Inc.	(3,880)	(119,931)
		(667,067)

Capital Markets
E*Trade Financial Corp.	(14,800)	(301,476)
Morgan Stanley	(15,100)	(465,986)
State Street Corp.	(600)	(39,162)
TD Ameritrade Holding Corp.	(14,800)	(449,032)
		(1,255,656)

Chemicals
Dow Chemical Co.	(1,200)	(62,544)
FMC Corp.	(900)	(68,904)
Huntsman Corp.	(5,000)	(133,450)
Sigma-Aldrich Corp.	(700)	(68,971)
WR Grace & Co.	(1,500)	(138,120)
		(471,989)

Commercial Services & Supplies
Enernoc, Inc.	(2,700)	(51,813)

Communications Equipment
NETGEAR, Inc.	(4,000)	(131,480)

Construction & Engineering
Fluor Corp.	(1,600)	(120,128)

Construction Materials
Martin Marietta Materials, Inc.	(800)	(98,240)
Vulcan Materials Co.	(900)	(54,873)
		(153,113)

Consumer Finance
American Express Co.	(4,000)	(366,000)

Diversified Financial Services
Moody's Corp.	(4,700)	(402,038)
NASDAQ OMX Group, Inc.	(1,400)	(53,060)
		(455,098)

Diversified Telecommunication Services
8x8, Inc.	(11,400)	(85,728)
AT&T, Inc.	(16,100)	(571,067)
		(656,795)

Electric Utilities
Entergy Corp.	(7,700)	(580,734)
Southern Co.	(13,300)	(582,274)
		(1,163,008)

Electrical Equipment
Acuity Brands, Inc.	(2,200)	(276,122)
Encore Wire Corp.	(2,501)	(121,549)
		(397,671)

Electronic Equipment, Instruments & Components
Amphenol Corp.	(1,500)	(143,700)
Itron, Inc.	(3,000)	(115,350)

Trimble Navigation Ltd.	(700)	(25,249)
Universal Display Corp.	(3,000)	(78,480)
		(362,779)

Energy Equipment & Services
Cameron International Corp.	(6,500)	(415,675)
Core Laboratories NV (a)	(600)	(95,910)
FMC Technologies, Inc.	(6,582)	(382,151)
Transocean Ltd. (a)	(6,600)	(280,434)
Weatherford International Ltd. (a)	(18,500)	(401,265)
		(1,575,435)

Food & Staples Retailing
Whole Foods Market, Inc.	(900)	(34,416)

Food Products
Amira Nature Foods Ltd. (a)	(9,000)	(126,000)
Boulder Brands, Inc.	(10,000)	(135,700)
Hershey Co.	(500)	(48,670)
JM Smucker Co.	(100)	(10,260)
Keurig Green Mountain, Inc.	(100)	(11,278)
Kraft Foods Group, Inc.	(10,100)	(600,546)
		(932,454)

Health Care Equipment & Supplies
ABIOMED, Inc.	(5,000)	(114,000)
IDEXX Laboratories, Inc.	(1,700)	(218,416)
Intuitive Surgical, Inc.	(300)	(110,922)
Mindray Medical International Ltd. - ADR (a)	(4,000)	(124,120)
Novadaq Technologies, Inc. (a)	(6,000)	(87,420)
ResMed, Inc.	(2,000)	(100,120)
STAAR Surgical Co.	(9,000)	(138,870)
Zeltiq Aesthetics, Inc.	(6,500)	(113,620)
		(1,007,488)

Health Care Providers & Services
Accretive Health, Inc.	(16,000)	(119,840)
Bio-Reference Labs, Inc.	(3,000)	(80,280)
Henry Schein, Inc.	(700)	(83,755)
		(283,875)

Health Care Technology
Cerner Corp.	(300)	(16,215)

Hotels, Restaurants & Leisure
Carnival Corp.	(12,500)	(500,375)
Ignite Restaurant Group, Inc.	(7,000)	(107,450)
Noodles & Co.	(2,600)	(86,450)
Ruby Tuesday, Inc.	(14,000)	(110,180)
Starbucks Corp.	(100)	(7,324)
		(811,779)

Household Durables
iRobot Corp.	(3,000)	(105,990)
Toll Brothers, Inc.	(4,500)	(162,990)
		(268,980)

Household Products
Church & Dwight, Inc.	(1,100)	(76,153)
Clorox Co.	(900)	(80,658)
Colgate Palmolive Co.	(4,300)	(294,120)
		(450,931)

Industrial Conglomerates
Roper Industries, Inc.	(1,700)	(240,856)

Insurance
Alleghany Corp.	(300)	(126,336)

Internet & Catalog Retail
Amazon.com, Inc.	(600)	(187,530)
MakeMyTrip Ltd. (a)	(3,700)	(94,757)
		(282,287)

Internet Software & Services
Angie's List, Inc.	(7,000)	(74,550)
Constant Contact, Inc.	(5,200)	(153,608)
Stamps.com, Inc.	(984)	(31,803)
Trulia, Inc.	(3,400)	(131,410)
		(391,371)

IT Services
FleetCor Technologies, Inc.	(100)	(12,641)
Gartner, Inc.	(100)	(7,109)
Vantiv, Inc.	(3,700)	(114,663)
Visa, Inc.	(1,100)	(236,313)
		(370,726)

Leisure Products
Arctic Cat, Inc.	(2,000)	(74,600)

Life Sciences Tools & Services
Mettler-Toledo Internationa, Inc.	(200)	(49,004)

Machinery
Colfax Corp.	(5,364)	(390,446)
Deere & Co.	(4,600)	(419,382)
Dover Corp.	(2,000)	(174,360)

PACCAR, Inc.	(6,200)	(392,832)
Pall Corp.	(300)	(25,422)
Pentair Ltd. (a)	(2,200)	(164,208)
WABCO Holdings, Inc.	(1,400)	(149,478)
Wabtec Corp.	(400)	(31,496)
		(1,747,624)

Media
Charter Communications, Inc.	(1,800)	(257,652)
Discovery Communications, Inc.	(800)	(61,568)
Liberty Media Corp.	(700)	(88,991)
Scripps Networks Interactive, Inc.	(4,500)	(344,070)
Sirius XM Holdings, Inc.	(10,900)	(35,752)
Walt Disney Co.	(7,200)	(604,872)
		(1,392,905)

Multiline Retail
Takashimaya Co. Ltd. (a)	(42,000)	(412,161)

Multi-Utilities
NiSource, Inc.	(2,500)	(93,425)
Sempra Energy	(900)	(90,315)
		(183,740)

Oil, Gas & Consumable Fuels
Apache Corp.	(6,600)	(615,252)
Cabot Oil & Gas Corp.	(8,300)	(300,792)
Cheniere Energy, Inc.	(700)	(47,677)
Energen Corp.	(400)	(34,152)
Kinder Morgan, Inc.	(1,500)	(50,085)
Pioneer Natural Resources Co.	(2,400)	(504,384)
Range Resources Corp.	(2,100)	(195,195)
Spectra Energy Corp.	(1,700)	(68,986)
Synergy Resources Corp.	(7,000)	(82,180)
		(1,898,703)

Personal Products
Elizabeth Arden, Inc.	(3,100)	(84,103)
Estee Lauder Companies, Inc.	(400)	(30,648)
		(114,751)

Pharmaceuticals
Auxilium Pharmaceuticals, Inc.	(5,500)	(123,090)
AVANIR Pharmaceuticals, Inc.	(20,000)	(105,600)
Zoetis, Inc.	(900)	(27,630)
		(256,320)

Professional Services
IHS, Inc.	(1,300)	(163,683)
Verisk Analytics, Inc.	(500)	(29,595)
		(193,278)

Real Estate Management & Development
CBRE Group, Inc.	(11,400)	(340,176)

Semiconductors & Semiconductor Equipment
Avago Technologies Ltd.	(4,500)	(318,015)
Linear Technology Corp.	(2,200)	(101,552)
		(419,567)

Software
Adobe Systems, Inc.	(600)	(38,724)
Autodesk, Inc.	(100)	(5,237)
Ellie Mae, Inc.	(5,000)	(139,250)
NetSuite, Inc.	(1,300)	(104,637)
Tangoe, Inc.	(8,500)	(127,160)
Workday, Inc.	(100)	(7,837)
		(422,845)

Specialty Retail
CarMax, Inc.	(3,300)	(146,223)
O'Reilly Automotive, Inc.	(400)	(59,180)
Ross Stores, Inc.	(700)	(47,915)
		(253,318)

Technology Hardware, Storage & Peripherals
Silicon Graphics International Corp.	(8,000)	(70,640)

Textiles, Apparel & Luxury Goods
PVH Corp.	(900)	(118,467)
Under Armour, Inc.	(1,800)	(91,422)
VF Corp.	(100)	(6,302)
		(216,191)

Trading Companies & Distributors
Beacon Roofing Supply, Inc.	(3,000)	(103,500)
Fastenal Co.	(6,300)	(307,125)
ITOCHU Corp. (a)	(35,600)	(420,695)
MSC Industrial Direct Co., Inc.	(4,800)	(441,456)
		(1,272,776)

Wireless Telecommunication Services
SBA Communications Corp.	(1,000)	(101,500)

TOTAL COMMON STOCKS (Proceeds $25,488,846)		(25,702,333)

EXCHANGE TRADED FUNDS
Consumer Discretionary Select Sector SPDR Fund	(3,200)	(210,144)
Consumer Staples Select Sector SPDR Fund	(13,700)	(616,500)
Energy Select Sector SPDR Fund	(13,411)	(1,277,800)
Financial Select Sector SPDR Fund	(10,300)	(229,587)

Health Care Select Sector SPDR Fund		(4,600)	(274,988)
Industrial Select Sector SPDR Fund		(4,100)	(221,605)
iShares iBoxx High Yield Corporate Bond ETF		(12,566)	(1,194,398)
Materials Select Sector SPDR Fund		(2,600)	(127,608)
SPDR S&P 500 ETF Trust		(10,430)	(2,009,131)
SPDR S&P MidCap 400 ETF Trust		(28,266)	(7,091,374)
Technology Select Sector SPDR Fund		(2,300)	(86,986)
Utilities Select Sector SPDR Fund		(9,500)	(405,555)
Vanguard FTSE Europe ETF		(25,521)	(1,556,271)
TOTAL EXCHANGE TRADED FUNDS (Proceeds $14,805,150)			(15,301,947)

		Principal
		Amount
US GOVERNMENT NOTE/BOND
United States Treasury Bond
3.625%, 02/15/2044		(431,000)	(457,230)
3.375%, 05/15/2044		(232,000)	(234,719)
United States Treasury Note
1.625%, 04/30/2019		(1,246,000)	(1,252,960)
2.500%, 05/15/2024		(874,000)	(877,346)
TOTAL US GOVERNMENT NOTE/BOND (Proceeds $2,779,931)			(2,822,255)

Total Securities Sold Short (Proceeds $43,073,927)			$(43,826,535)

ADR	American Depositary Receipts
(a)	Foreign issued security.

Aurora Horizons Fund
Consolidated Schedule of Options Written
May 31, 2014 (Unaudited)

CALL OPTIONS	Contracts	Value
Abbott Laboratories
Expiration: January 2015, Exercise Price $42.00	(28)	$(3,192)
Accenture PLC
Expiration: January 2015, Exercise Price $87.50	(43)	(8,815)
American Express Co.
Expiration: January 2015, Exercise Price $97.50	(28)	(7,756)
American International Group, Inc.
Expiration: January 2015, Exercise Price $60.00	(88)	(13,552)
Apple, Inc.
Expiration: January 2015, Exercise Price $625.00	(3)	(14,730)
Expiration: January 2015, Exercise Price $665.00	(3)	(9,666)
Bank of New York Mellon Corp.
Expiration: January 2015, Exercise Price $40.00	(104)	(3,952)
Bed Bath & Beyond, Inc.
Expiration: January 2015, Exercise Price $75.00	(61)	(4,209)
Berkshire Hathaway, Inc.
Expiration: January 2015, Exercise Price $125.00	(83)	(65,570)
Boeing Co.
Expiration: January 2015, Exercise Price $150.00	(30)	(7,680)
CarMax, Inc.
Expiration: January 2015, Exercise Price $50.00	(53)	(7,950)
Chicago Board Options Exchange Volatility Index
Expiration: June 2014, Exercise Price $20.00	(61)	(610)
Expiration: July 2014, Exercise Price $24.00 (a)	(30)	(750)
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $580.00	(2)	(7,440)
Coach, Inc.
Expiration: January 2015, Exercise Price $62.50	(49)	(490)
Coca-Cola Co.
Expiration: January 2015, Exercise Price $45.00	(47)	(1,645)
Corning, Inc.
Expiration: January 2015, Exercise Price $22.00	(142)	(16,046)
CVS Caremark Corp.
Expiration: January 2015, Exercise Price $75.00	(55)	(32,450)
DIRECTV
Expiration: January 2015, Exercise Price $77.50	(50)	(39,500)
Expeditors International of Washington, Inc.
Expiration: January 2015, Exercise Price $47.50	(52)	(10,920)
General Motors Co.
Expiration: January 2015, Exercise Price $45.00	(114)	(2,850)
Google, Inc.
Expiration: January 2015, Exercise Price $1,230.00	(2)	(6,740)
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price $30.00	(191)	(55,390)
Kohl's Corp.
Expiration: January 2015, Exercise Price $62.50	(81)	(7,695)

Sinclair Broadcast Group, Inc.
Expiration: December 2014, Exercise Price $40.00	(259)	(27,195)
SPDR S&P 500 ETF Trust
Expiration: December 2014, Exercise Price $187.00 (a)	(5)	(5,020)
Expiration: January 2015, Exercise Price $192.00	(669)	(508,440)
Target Corp.
Expiration: January 2015, Exercise Price $67.50	(60)	(2,280)
United Parcel Service, Inc.
Expiration: January 2015, Exercise Price $110.00	(13)	(2,301)
Walgreen Co.
Expiration: January 2015, Exercise Price $65.00	(81)	(76,140)
Wal-Mart Stores, Inc.
Expiration: January 2015, Exercise Price $85.00	(52)	(2,808)
Walt Disney Co.
Expiration: January 2015, Exercise Price $85.00	(22)	(11,000)
Weight Watchers International, Inc.
Expiration: January 2015, Exercise Price $45.00	(33)	(198)
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $50.00	(69)	(18,768)
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $60.00	(42)	(504)
		(984,252)
PUT OPTIONS
Accenture PLC
Expiration: January 2015, Exercise Price $72.50	(43)	(9,675)
American Express Co.
Expiration: January 2015, Exercise Price $80.00	(28)	(5,264)
American International Group, Inc.
Expiration: January 2015, Exercise Price $45.00	(88)	(9,768)
Apple, Inc.
Expiration: January 2015, Exercise Price $490.00	(8)	(4,160)
Bank of America Corp.
Expiration: January 2015, Exercise Price $15.00	(202)	(21,614)
Bank of New York Mellon Corp.
Expiration: January 2015, Exercise Price $30.00	(104)	(8,112)
Bed Bath & Beyond, Inc.
Expiration: January 2015, Exercise Price $60.00	(61)	(23,180)
Berkshre Hathaway, Inc.
Expiration: January 2015, Exercise Price $105.00	(83)	(7,802)
Boeing Co.
Expiration: January 2015, Exercise Price $125.00	(30)	(13,890)
CarMax, Inc.
Expiration: January 2015, Exercise Price $40.00	(53)	(9,275)
Chipotle Mexican Grill, Inc.
Expiration: January 2015, Exercise Price $490.00	(5)	(13,700)
Coach, Inc.
Expiration: January 2015, Exercise Price $45.00	(49)	(31,360)
Consumer Discretionary Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $60.00 (a)	(10)	(675)
Consumer Staples Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $40.00 (a)	(20)	(390)

Corning, Inc.
Expiration: January 2015, Exercise Price $15.00	(142)	(2,272)
CurrencyShares Australian Dollar Trust
Expiration: June 2014, Exercise Price $88.00 (a)	(150)	(375)
CVS Caremark Corp.
Expiration: January 2015, Exercise Price $62.50	(55)	(3,355)
DIRECTV
Expiration: January 2015, Exercise Price $62.50	(50)	(2,150)
Expiration: January 2016, Exercise Price $82.50	(25)	(16,375)
Energy Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $83.00 (a)	(7)	(361)
Expeditors International of Washington, Inc.
Expiration: January 2015, Exercise Price $37.50	(52)	(3,640)
Financial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $20.00 (a)	(30)	(570)
General Motors Co.
Expiration: January 2015, Exercise Price $35.00	(114)	(38,190)
Google, Inc.
Expiration: January 2015, Exercise Price $1,010.00	(2)	(5,800)
Health Care Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $54.00 (a)	(16)	(760)
Hertz Global Holdings, Inc.
Expiration: January 2015, Exercise Price $22.00	(191)	(14,325)
Industrial Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $49.00 (a)	(20)	(990)
iShares 20+ Year Treasury Bond ETF
Expiration: September 2014, Exercise Price $100.00 (a)	(10)	(170)
iShares China Large-Cap ETF
Expiration: August 2014, Exercise Price $36.00 (a)	(15)	(1,717)
iShares MSCI Brazil Capped ETF
Expiration: July 2014, Exercise Price $41.00 (a)	(50)	(1,700)
iShares MSCI Emerging Markets ETF
Expiration: September 2014, Exercise Price $38.00 (a)	(10)	(540)
iShares MSCI Germany ETF
Expiration: January 2015, Exercise Price $28.00 (a)	(25)	(1,687)
iShares MSCI Hong Kong ETF
Expiration: September 2014, Exercise Price $16.00 (a)	(50)	(125)
iShares MSCI South Korea Capped ETF
Expiration: January 2015, Exercise Price $58.00 (a)	(10)	(1,565)
iShares Russell 2000 ETF
Expiration: June 2014, Exercise Price $96.00 (a)	(333)	(1,332)
Expiration: June 2014, Exercise Price $111.00	(93)	(11,160)
Expiration: September 2014, Exercise Price $105.00 (a)	(20)	(5,020)
Expiration: September 2014, Exercise Price $108.00 (a)	(5)	(1,695)
iShares US Real Estate ETF
Expiration: June 2014, Exercise Price $62.00 (a)	(180)	(720)
JPMorgan Chase & Co.
Expiration: January 2015, Exercise Price $52.50	(70)	(17,220)
Kohl's Corp.
Expiration: January 2015, Exercise Price $45.00	(81)	(9,720)
Materials Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $43.00 (a)	(20)	(570)

Microsoft Corp.
Expiration: January 2015, Exercise Price $37.00	(118)	(15,694)
National Oilwell Varco, Inc.
Expiration: January 2015, Exercise Price $72.50	(15)	(3,255)
Sirius XM Holdings, Inc.
Expiration: January 2015, Exercise Price $3.50	(1,650)	(79,200)
SPDR Barclays High Yield Bond ETF
Expiration: January 2015, Exercise Price $39.00 (a)	(15)	(1,238)
SPDR S&P 500 ETF Trust
Expiration: June 2014, Exercise Price $140.00 (a)	(200)	(100)
Expiration: June 2014, Exercise Price $155.00 (a)	(500)	(2,000)
Expiration: July 2014, Exercise Price $156.00 (a)	(250)	(1,500)
Expiration: January 2015, Exercise Price $146.00	(1,900)	(178,600)
Target Corp.
Expiration: January 2015, Exercise Price $55.00	(60)	(17,040)
Technology Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $33.00 (a)	(15)	(240)
USG Corp.
Expiration: January 2015, Exercise Price $27.00	(47)	(9,635)
Utilities Select Sector SPDR Fund
Expiration: September 2014, Exercise Price $37.00 (a)	(15)	(210)
Walgreen Co.
Expiration: January 2015, Exercise Price $52.50	(81)	(3,969)
Wal-Mart Stores, Inc.
Expiration: January 2015, Exercise Price $70.00	(52)	(6,344)
Wells Fargo & Co.
Expiration: January 2015, Exercise Price $40.00	(69)	(2,898)
Whole Foods Market, Inc.
Expiration: January 2015, Exercise Price $37.50	(42)	(12,810)
WisdomTree Japan Hedged Equity Fund
Expiration: January 2015, Exercise Price $49.38 (a)	(10)	(4,050)
		(641,752)
Total Options Written (Premiums Received $2,058,536)		$(1,626,004)

(a)	All or a portion of this security is held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Open Futures Contracts
May 31, 2014 (Unaudited)

	Number of
	Contracts			Unrealized
	Purchased /	Notional	Settlement	Appreciation
Description	(Sold)	Value	Month	(Depreciation)
10 Year Commonwealth Treasury Bond Future (a)	21	$2,335,397	Jun-14	$41,987
90 Day Euro Future (a)	215	213,591,748	Sep-15	35,802
Brent Crude Future (a)	25	2,735,250	Jul-14	6,583
CBT Wheat Future (a)	1	31,363	Jul-14	(4,128)
Cocoa Future (a)	12	392,229	Jul-14	13,165
Coffee "C" Future (a)	5	337,313	Sep-14	(6,370)
Corn Future - No. 2 Yellow (a)	16	372,600	Jul-14	(28,005)
E-Mini DJIA Future (a)	15	1,252,800	Jun-14	27,567
E-mini S&P 500 Future (a)	15	1,441,125	Jun-14	38,585
Euro - Bund Future (a)	16	3,202,007	Jun-14	52,221
Euro STOXX 50 Future (a)	44	1,943,320	Jun-14	74,493
FTSE 100 Index Future (a)	19	2,172,807	Jun-14	9,889
German Stock Index Future (a)	2	677,422	Jun-14	26,919
Hang Seng Index Future (a)	3	443,251	Jul-14	5,003
KCB Wheat Future (a)	8	289,200	Jul-14	(18,459)
NASDAQ 100 E-Mini Future (a)	19	1,419,490	Jun-14	50,988
Natural Gas Future (a)	12	545,040	Jul-14	(14,205)
Russell 2000 Mini Index Future (a)	5	566,600	Jun-14	551
SGX Japanese Governemnt Bond Future (a)	33	4,715,629	Jun-14	18,185
SGX Nikkei 225 Future (a)	6	432,024	Jun-14	9,135
Soybean Future - No. 2 Yellow (a)	5	373,312	Jul-14	5,899
Soybean Meal Future (a)	6	300,120	Jul-14	19,004
Three Month Euro Euribor Interest Rate Future (a)	107	36,376,995	Sep-15	58,814
Three Month Sterling Interest Rate Future (a)	56	11,576,711	Sep-15	3,874
U.S. Treasury Long Bond Future (a)	29	3,986,594	Sep-14	43,899
WTI Crude Oil Future (a)	3	308,130	Jul-14	6,904
Total Futures Contracts Purchased		$291,818,477		$478,300

CAC 40 10 Euro Future (a)	(6)	$(368,462)	Jun-14	$(5,057)
CME Ultra Long U.S. Treasury Bond Future	(2)	(302,937)	Jul-14	(16,067)
Electrolytic Copper Future (a)	(4)	(689,200)	Jun-14	(21,128)
E-mini S&P 500 Future	(54)	(5,188,050)	Jun-14	(210,009)
OSE Nikkei 225 Future	(1)	(143,910)	Jun-14	4,717
Primary Aluminum Future (a)	(1)	(46,150)	Sep-14	(1,415)
Primary Aluminum Future (a)	(2)	(90,712)	Jun-14	1,645
Silver Future (a)	(6)	(560,460)	Jul-14	20,252
Tokyo Price Index Future	(1)	(118,026)	Jun-14	2,413
U.S. Treasury Long Bond Future	(2)	(276,500)	Jul-14	(10,379)
Total Futures Contracts Sold		$(7,784,407)		$(235,028)
Total Net Future Contracts				$243,272

(a)	Contract held by Aurora Horizons Fund CFC Ltd.

Aurora Horizons Fund
Consolidated Schedule of Open Forward Currency Contracts
May 31, 2014 (Unaudited)

Sale Contracts:
							Unrealized
	Notional	Forward Expiration	Currency to	U.S. $ Value at	Currency to	U.S. $ Value on	Appreciation
Counterparty of contract	Amount	Date	be Received	May 31, 2014	be Delivered	Origination Date	(Depreciation)
Morgan Stanley & Co., Inc. (a)	4,445,288	6/20/2014	AUD	4,130,986	USD	4,084,247	$46,739
Morgan Stanley & Co., Inc. (a)	2,283,075	6/20/2014	CAD	2,104,501	USD	2,096,295	8,206
U.S. Bank	665,000	6/18/2014	CHF	742,770	USD	748,246	(5,476)
Morgan Stanley & Co., Inc. (a)	1,859,725	6/20/2014	CHF	2,077,257	USD	2,128,777	(51,520)
U.S. Bank	3,800,000	6/18/2014	DKK	694,126	USD	707,645	(13,519)
U.S. Bank	316,000	6/18/2014	EUR	430,738	USD	436,585	(5,847)
Morgan Stanley & Co., Inc. (a)	3,457,146	6/20/2014	EUR	4,712,402	USD	4,800,794	(88,392)
U.S. Bank	162,000	6/18/2014	GBP	271,506	USD	272,472	(966)
Morgan Stanley & Co., Inc. (a)	3,901,781	6/20/2014	GBP	6,539,142	USD	6,530,860	8,282
Morgan Stanley & Co., Inc. (a)	451,245,400	6/20/2014	JPY	4,433,243	USD	4,432,231	1,012
Morgan Stanley & Co., Inc. (a)	18,680,900	6/20/2014	MXN	1,450,569	USD	1,427,673	22,896
Morgan Stanley & Co., Inc. (a)	2,612,615	6/20/2014	NZD	2,214,147	USD	2,232,251	(18,104)
Total Purchase Contracts							$(96,689)

Sale Contracts:
							Unrealized
	Notional	Forward Expiration	Currency to	U.S. $ Value at	Currency to	U.S. $ Value on	Appreciation
Counterparty of contract	Amount	Date	be Received	May 31, 2014	be Delivered	Origination Date	(Depreciation)
U.S. Bank	449,605	6/4/2014	USD	(418,279)	AUD	(398,260)	$(20,019)
Morgan Stanley & Co., Inc. (a)	1,826,652	6/20/2014	USD	(1,697,500)	AUD	(1,677,970)	(19,530)
Morgan Stanley & Co., Inc. (a)	3,681,572	6/20/2014	USD	(3,393,613)	CAD	(3,330,529)	(63,084)
U.S. Bank	707,175	6/4/2014	USD	(789,7550)	CHF	(804,614)	14,859
U.S. Bank	1,010,000	6/18/2014	USD	(1,128,116)	CHF	(1,148,969)	20,853
Morgan Stanley & Co., Inc. (a)	1,487,242	6/20/2014	USD	(1,661,205)	CHF	(1,670,194)	8,989
U.S. Bank	7,527,000	6/18/2014	USD	(1,374,917)	DKK	(1,399,349)	24,432
U.S. Bank	1,124,000	6/4/2014	USD	(1,532,154)	EUR	(1,551,457)	19,303
U.S. Bank	2,401,500	6/18/2014	USD	(3,273,469)	EUR	(3,331,098)	57,629
Morgan Stanley & Co., Inc. (a)	2,847,958	6/20/2014	USD	(3,882,024)	EUR	(3,901,188)	19,164
U.S. Bank	451,500	6/18/2014	USD	(756,697)	GBP	(758,627)	1,930
Morgan Stanley & Co., Inc. (a)	960,046	6/20/2014	USD	(1,608,977)	GBP	(1,595,529)	(13,448)
U.S. Bank	19,374,000	6/18/2014	USD	(190,337)	JPY	(187,837)	(2,500)
Morgan Stanley & Co., Inc. (a)	283,101,200	6/20/2014	USD	(2,781,317)	JPY	(2,767,820)	(13,497)
Morgan Stanley & Co., Inc. (a)	2,917,820	6/20/2014	USD	(226,568)	MXN	(221,893)	(4,675)
U.S. Bank	1,109,451	6/4/2014	USD	(185,554)	NOK	(184,123)	(1,431)
Morgan Stanley & Co., Inc. (a)	823,443	6/20/2014	USD	(697,854)	NZD	(704,869)	7,015
U.S. Bank	5,775,000	6/18/2014	USD	(862,660)	SEK	(900,468)	37,808
Total Sales Contracts							$73,798
Total Net Forward Contracts							$(22,891)

(a) Security held by Aurora Horizons Fund CFC Ltd.

Abbreviations:
AUD = Australian Dollar
CAD = Canadian Dollar
CHF = Swiss Franc
DKK = Danish Krone
EUR = Euro
GBP = British Pound
JPY = Japanese Yen
MXN = Mexican Peso
NOK = Norwegian Krone
NZD = New Zealand Dollar
SEK = Swedish Krona

Aurora Horizons Fund
Consolidated Schedule of Total Return Swaps
May 31, 2014 (Unaudited)

	Pay/Receive				Unrealized
	Total Return on	Financing	Notional	Number of	Appreciation/
Reference Entity (a)(b)	Reference Entity	Rate	Amount	Shares/Units	(Depreciation)
Aozora Bank NPV	Pay	0.598%	$579,253	189,000	$23,803
Astrazeneca PLC	Pay	0.887%	180,145	2,509	(11,972)
iShares Russell 2000 ETF	Receive	0.591%	(1,406,236)	(12,460)	17,921
MSCI Pan-Euro	Receive	0.191%	(2,947,633)	(1,945)	(84,544)
NKSJ Holdings, Inc. NPV	Pay	0.598%	637,856	22,961	45,021
Orange S.A.	Pay	0.659%	485,056	29,012	54,974
Severn Trent PLC	Pay	0.887%	306,190	9,282	20,647
Shire PLC	Pay	0.887%	356,456	6,229	35,660
Softbank Corp.	Pay	0.598%	266,960	3,700	(13,842)
Sony Financial Holdings, Inc.	Pay	0.598%	23,063	1,400	(1,552)
Valent Pharmaceuticals Inte	Receive	0.149%	(483,246)	(3,683)	(16,009)
Total Net Total Return Swaps					$70,107

(a)	Morgan Stanley is the counterpary for these open total return swaps.
(b)	Reset montly based on the terms of the contract.

Aurora Horizons Fund
Consolidated Schedule of Credit Default Swaps
May 31, 2014 (Unaudited)

				Origination Date	Unrealized
	Expiration	Interest Rate	Notional	Premium	Appreciation
Reference Entity (b)	Date	Received (Paid)	Amount	Paid/(Received)	(Depreciation)
Buy Protection
Chesapeake Energy Corp.	6/20/2019	(5.000)%	$908,000	$(143,984)	$(7,581)
6.625%, 08/15/2020
The Hershey Co.	3/20/2019	(1.000)%	350,000	(11,515)	(195)
4.850%, 08/15/2015
Nine West Holdings	6/20/2019	(5.000)%	548,000	(8,242)	18,021
6.875%, 03/15/2019
Supervalu, Inc.	6/20/2016	(5.000)%	1,000,000	(78,687)	(5,067)
6.750%, 06/01/2021
Toys R US	12/20/2015	(5.000)%	500,000	63,750	4,529
7.375%, 10/15/2018
Total Buy Protection			$3,306,000	$(178,678)	$9,707

Sell Protection
Advanced Micro Devices, Inc.	12/20/2018	5.000%	(500,000)	(13,750)	44,054
7.750%, 08/01/2020
AK Steel Corp.	12/20/2015	5.000%	(200,000)	(7,500)	14,167
7.625%, 05/15/2020
General Motors Co.	12/20/2018	5.000%	(810,000)	128,378	16,956
3.500%, 10/02/2018
Staples, Inc.	3/20/2019	1.000%	(660,000)	(34,577)	(577)
2.750%, 01/12/2018
Telecom Italia Spa	12/20/2018	1.000%	(300,000)	(35,687)	19,079
5.375% , 01/29/2019
Total Sell Protection			(2,470,000)	$36,864	$93,679

(b)	Morgan Stanley is the counterpary for these open credit default swaps.

The cost basis of investments for federal income tax purposes at May 31, 2014.
was as follows*:

Cost of investments	$187,991,488
Gross unrealized appreciation on futures	578,494
Gross unrealized appreciation on forwards	299,117
Gross unrealized appreciation on swaps	314,832
Gross unrealized appreciation on investments	13,156,961
Gross unrealized appreciation on short positions	677,920
Gross unrealized appreciation on options	1,219,147
Gross unrealized depreciation on futures	(335,222)
Gross unrealized depreciation on forwards	(322,008)
Gross unrealized depreciation on swaps	(141,339)
Gross unrealized depreciation on investments	(2,052,122)
Gross unrealized depreciation on short positions	(1,430,528)
Gross unrealized depreciation on options	(1,781,498)
Net unrealized appreciation	$10,183,754

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section of the Fund's most recent annual report.

Organization
Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001.
The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. Aurora Horizons Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is that it seeks to preserve capital while generating consistent long-term capital growth with moderate volatility and moderate directional exposure to global equity and bond markets. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on March 27, 2013.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When a security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded. Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day. When market quotations are not readily available, any security or other asset is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the adviser to believe that a security’s last sale price may not reflect its actual fair value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced. Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price. Any discount or premium is accreted or amortized on a straight-line basis until maturity. Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”).
NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded. Futures contracts are valued at the last sale price at the closing of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, they are valued at the average of the quoted bid and asked prices as of the close of such exchange of board of trade. Swap agreements are priced by an approved independent pricing service. Redeemable securities issued by open-end, registered investment companies, including money market funds, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted. In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unusual events or circumstances relating to the security's issuer;
general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase;
trading activity and prices of similar securities or financial instruments.

GAAP requires enhanced disclosures about the Fund's derivative activities, including how such activities are accounted for and their effect on the Fund's financial position and results of operations. The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund enters into written call options to hedge against changes in the value of equities.
The writing of call options is intended to reduce the volatility of the portfolio and to earn premium income. Written call options expose the Fund to minimal counterparty credit risk since they are exchange traded and the exchange’s clearing house guarantees the options against default. The Fund may also purchase put options to provide protection against adverse price effects from anticipated changes in prices of securities.
The Fund may purchase and write call and put options on securities and indices and enter into related closing transactions. As a holder of a call option, the
Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the
Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised. When the
Fund writes an option, an amount equal to the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current fair value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from options written. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or a loss. If a put option is exercised, the premium is deducted from the cost basis of the security purchased. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When purchasing options, the Fund will recognize a realized loss equal to the premium paid to purchase the option, if the option expires unexercised. The difference between the proceeds received on effecting a closing sale transaction and the premium paid will be recognized as a realized gain or loss. If a put option is exercised, the premium paid is deducted from the proceeds on the sale of the underlying security in determining whether the Fund has a realized gain or loss.

The Fund may enter into futures contracts traded on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected.
Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index.
As collateral for futures contracts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts. The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless they own either 1) an offsetting position in the securities or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover their potential obligations.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may enter into various swap transactions for investment purposes to manage equity risk. These would be two-party contracts entered into primarily to exchange the returns
(or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. The gross returns to be exchanged or “swapped” between parties are calculated with respect to a notional amount, i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index or market segment. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statement of Operations by “marking to market” on a daily basis to reflect the value of the swap agreement at the end of each trading day.
The Fund amortizes upfront payments and/or accrue for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss.

Over-the-counter financial derivative instruments, such as foreign currency contracts or swaps agreements, derive their value from underlying price indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of broker-dealer quotations or a Pricing Service. Depending on the product and the terms of the transaction, the value of the derivative contracts can be estimated by a Pricing Service using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, spreads, interest rates, fair value measured by the difference between the forward exchange rates at the dates of the entry into the contracts and the forward rates at the reporting date.

The Fund's maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that amount is positive.

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation.
Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not isolate the portion of the results of operations from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Realized foreign exchange gains or losses arising from sales of portfolio securities and sales and maturities of short-term securities are reported within realized gain (loss) on investments. Net unrealized foreign exchange gains and losses arising from changes in the values of investments in securities from fluctuations in exchange rates are reported within unrealized gain (loss) on investments.

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the
Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.
The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of the securities investment sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the this schedule of investments.
The Fund is liable for any dividends or interest payable on securities while those securities are in a short position.

This schedule of investments include the accounts of Aurora Horizons Fund CFC LTD (the “Subsidiary”), a wholly-owned and controlled subsidiary of Aurora Horizons Fund.
Aurora Horizons Fund may invest up to 25% of its total assets in its Subsidiary. The Subsidiary acts as an investment vehicle in order to invest in commodity-linked derivative instruments and other investments consistent with Aurora Horizons Fund’s investment objectives and policies. As of May 31, 2014, the Subsidiary’s net assets were
$16,038,604, which represented approximately 8.22% of Aurora Horizons Fund’s net assets. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Islands taxes at the present time. For U.S. income tax purposes, the Subsidiary is a Controlled Foreign Corporation (“CFC”) not subject to U.S. income taxes. As a wholly-owned CFC, however, the Subsidiary’s net income and capital gains will be included each year in Aurora Horizons Fund’s investment company taxable income.

(“ASC 820”), establishes an authoritative definition of fair value and sets out a hierarchy for measuring fair value. ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments. These inputs are summarized in the three broad levels listed below:

Summary of Fair Value Exposure at May 31, 2014

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2014, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total
Assets
Common Stocks (1)	$123,224,650	$-	$-	$123,224,650
Preferred Stocks (1)	-	190,538	-	190,538
Corporate Bonds (1)	-	11,861,008	-	11,861,008
Municipal Bonds (1)	-	3,809,715	-	3,809,715
Bank Loans (1)	-	6,383,946	-	6,383,946
Investment Companies	1,613,068	-	-	1,613,068
Purchased Options	2,320,182	400,065		2,720,247
Short-Term Investments	48,298,272	-	-	48,298,272
Total Assets	$175,456,172	$22,645,272	$-	$198,101,444

Liabilities
Securities Sold Short
Common Stock (1)	$25,702,333	$-	$-	$25,702,333
Exchange Traded Funds	15,301,947	-	-	15,301,947
US Government Notes/Bonds	-	2,822,255	-	2,822,255
	$41,004,280	$2,822,255	$-	$43,826,535

Options Written	1,614,701	11,303	-	1,626,004
Total Derivative	$42,618,981	$2,833,558	$-	$45,452,539

Other Financial Instruments (2)
Forwards	$-	$(22,891)	$-	$(22,891)
Futures	243,272	-	-	243,272
Swaps	-	173,493	-	173,493
Total Other Financial Insruments	$243,272	$150,602	$-	$393,874

(1)	See the Schedule of Investments for industry/geographic classifications.
(2)	Reflected at the net unrealized appreciation (depreciation) on the instruments.

The Fund recognizes transfers between levels as of the beginning of the fiscal year. There were no transfers between Level 1 and 2 as of May 31, 2014.

The Fund held no Level 3 securities during the period ended May 31, 2014.
The Fund measures Level 3 activity as of the beginning and end of the fiscal period. For the period ended May 31, 2014 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value. Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The fair value of derivative instruments as reported within this Schedule of Investments as of May 31, 2014 was as follows:

	Asset Derivatives		Liability Derivatives
Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value	Statement of Assets & Liabilities Location	Value
Equity Contracts - Options	Investments, at value	$2,720,247	Written options, at value	$1,626,004
Equity - Futures	Net assets- Unrealized appreciation*	250,260	Net assets- Unrealized depreciation*	215,066
Equity - Swaps	Appreciation on open swap contracts	198,026	Depreciation on open swap contracts	127,919
Commodity Contracts - Futures	Net assets- Unrealized appreciation*	73,452	Net assets- Unrealized depreciation*	93,710
Interest Rate Contracts - Futures	Net assets- Unrealized appreciation*	254,782	Net assets- Unrealized depreciation*	26,446
Foreign Exchange Contracts - Forward Currency Contracts	Appreciation on forward currency exchange contracts	299,117	Depreciation on forward currency exchange contracts	322,008
Credit Contracts - Swaps	Appreciation on open swap contracts	116,806	Depreciation on open swap contracts	13,420

Total		$3,912,690		$2,424,573
*Reflects cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Open Futures Contracts.

The effect of derivative instruments on the income for the period March 1, 2014 through May 31, 2014 was as follows:

	Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Equity Contracts	$(188,930)	$252,529	$(1,019,217)	$(181,228)	$-	$(1,136,846)
Commodity Contracts	-	-	(3,525)	-	-	(3,525)
Interest Rate Contracts	-	-	116,723	-	-	116,723
Foreign Exchange Contracts	-	-	-	-	93,972	93,972
Credit Contracts	-	-	-	(5,740)	-	(5,740)
Total	$(188,930)	$252,529	$(906,019)	$(186,968)	$93,972	$(935,416)

	Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Purchased Options	Written Options	Futures Contracts	Swap Contracts	Forward Currency Contracts	Total
Equity Contracts	(769,223)	242,193	759,874	$325,432	-	558,276
Commodity Contracts	-	-	(78,410)	-	-	(78,410)
Interest Rate Contracts	-	-	154,887	-	-	154,887
Foreign Exchange Contracts	-	-	-	-	(94,648)	(94,648)
Credit Contracts	-	-	-	48,789	-	48,789
Total	$(769,223)	$242,193	$836,351	$374,221	$(94,648)	$588,894

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*/s/ John Buckel
  John Buckel,  President

Date     July 16, 2014

By (Signature and Title)*/s/ Jennifer Lima
  Jennifer Lima, Treasurer

Date     July 16, 2014

* Print the name and title of each signing officer under his or her signature.